Income Taxes (Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ (200)	$ (195)	$ (213)
Deferred	(1,837)	212	1,189
Income Tax Expense (Benefit)	(2,037)	17	976
Canada [Member]
Current	(219)	(373)	(234)
Deferred	(902)	(227)	440
United States [Member]
Current	(25)	102	(49)
Deferred	(935)	442	749
Other [Member]
Current	44	76	70
Deferred		$ (3)